Schedule of Investments (unaudited)	iShares® MSCI BRIC ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 5.4%
Ambev SA	153,558	$438,671
Americanas SA(a)	15,276	82,387
Atacadao SA	20,520	55,955
B3 SA - Brasil, Bolsa, Balcao	194,085	383,554
Banco Bradesco SA	41,781	126,491
Banco BTG Pactual SA	38,648	143,954
Banco do Brasil SA	24,738	140,107
Banco Inter SA	11,172	71,998
Banco Santander Brasil SA	11,058	64,831
BB Seguridade Participacoes SA	22,230	82,564
BRF SA(a)	19,722	69,285
CCR SA	35,055	76,759
Centrais Eletricas Brasileiras SA	13,395	77,746
Cia. de Saneamento Basico do Estado de Sao Paulo	12,141	72,736
Cia. Siderurgica Nacional SA	22,800	88,250
Cosan SA	34,770	131,427
Energisa SA	5,187	41,971
Engie Brasil Energia SA	9,483	64,993
Equatorial Energia SA	28,500	114,419
Getnet Adquirencia e Servicos para Meios de Pagamento SA(a)	1	—
Hapvida Participacoes e Investimentos SA(b)	35,283	68,472
Hypera SA	13,395	64,618
JBS SA	28,614	181,451
Klabin SA	20,292	86,158
Localiza Rent a Car SA	18,468	167,898
Lojas Renner SA	32,171	162,803
Magazine Luiza SA	97,413	135,155
Natura & Co. Holding SA(a)	30,096	142,882
Notre Dame Intermedica Participacoes SA	16,758	183,204
Petroleo Brasileiro SA	116,964	627,070
Raia Drogasil SA	32,205	128,205
Rede D'Or Sao Luiz SA(b)	11,685	104,278
Rumo SA(a)	35,910	112,230
Suzano SA(a)	25,266	252,397
Telefonica Brasil SA	13,509	120,844
TIM SA	34,327	84,263
TOTVS SA	16,929	95,428
Ultrapar Participacoes SA	28,956	74,323
Vale SA	125,742	1,564,548
Via S/A(a)	39,900	40,242
Vibra Energia SA	37,341	144,533
WEG SA	53,010	303,906
XP Inc.(a)	—	2
		7,173,008
Cayman Islands — 0.2%
Hygeia Healthcare Holdings Co. Ltd.(b)	11,400	88,665
Kanzhun Ltd., ADR(a)	1,995	63,800
Legend Biotech Corp., ADR(a)	1,254	64,594
		217,059
China — 62.4%
360 DigiTech Inc., ADR(a)	2,166	50,424
360 Security Technology Inc., Class A(a)	28,531	53,559
3SBio Inc.(a)(b)	28,500	24,377
51job Inc., ADR(a)	1,026	59,200
AAC Technologies Holdings Inc.	29,500	128,846
Advanced Micro-Fabrication Equipment Inc., Class A(a)	2,300	57,629
AECC Aviation Power Co. Ltd., Class A	5,700	57,841
Security	Shares	Value

China (continued)
Agora Inc., ADR(a)	1,571	$32,834
Agricultural Bank of China Ltd., Class A	136,800	62,475
Agricultural Bank of China Ltd., Class H	798,000	263,558
Aier Eye Hospital Group Co. Ltd., Class A	12,491	84,021
Air China Ltd., Class A(a)	11,400	14,289
Air China Ltd., Class H(a)	114,000	71,725
Akeso Inc.(a)(b)	11,000	69,386
Alibaba Group Holding Ltd.(a)	482,420	7,703,135
Alibaba Health Information Technology Ltd.(a)	148,000	136,123
A-Living Smart City Services Co. Ltd., Class A(b)	14,250	33,479
Aluminum Corp. of China Ltd., Class A(a)	34,200	27,999
Aluminum Corp. of China Ltd., Class H(a)	114,000	55,654
Anhui Conch Cement Co. Ltd., Class A	11,400	65,087
Anhui Conch Cement Co. Ltd., Class H	28,500	129,756
Anhui Gujing Distillery Co. Ltd., Class B	5,700	78,663
ANTA Sports Products Ltd.	35,440	565,932
Autohome Inc., ADR	2,223	75,960
AVIC Electromechanical Systems Co. Ltd., Class A	11,400	30,516
AVIC Industry-Finance Holdings Co. Ltd., Class A	51,399	30,954
AviChina Industry & Technology Co. Ltd., Class H	86,000	56,564
Baidu Inc., ADR(a)(c)	8,721	1,306,755
Bank of Beijing Co. Ltd., Class A	63,990	43,977
Bank of Chengdu Co. Ltd., Class A	11,400	19,995
Bank of China Ltd., Class A	68,400	32,762
Bank of China Ltd., Class H	2,451,000	851,076
Bank of Communications Co. Ltd., Class A	102,600	73,589
Bank of Communications Co. Ltd., Class H	228,200	132,867
Bank of Hangzhou Co. Ltd., Class A	22,899	49,228
Bank of Jiangsu Co. Ltd., Class A	39,960	36,860
Bank of Nanjing Co. Ltd., Class A	28,500	40,484
Bank of Ningbo Co. Ltd., Class A	17,100	102,779
Bank of Shanghai Co. Ltd., Class A	45,690	51,252
Baoshan Iron & Steel Co. Ltd., Class A	39,900	40,558
BBMG Corp., Class A	22,800	9,626
BeiGene Ltd., ADR(a)(c)	1,482	515,039
Beijing Capital International Airport Co. Ltd., Class H(a)	114,000	66,172
Beijing Dabeinong Technology Group Co. Ltd., Class A	17,100	24,364
Beijing Enlight Media Co. Ltd., Class A	11,400	18,200
Beijing Enterprises Holdings Ltd.	28,500	96,304
Beijing Enterprises Water Group Ltd.	228,000	84,811
Beijing Kingsoft Office Software Inc., Class A	378	15,928
Beijing New Building Materials PLC, Class A	5,700	23,839
Beijing Originwater Technology Co. Ltd., Class A	28,500	31,506
Beijing Roborock Technology Co. Ltd., Class A	358	45,655
Beijing Sinnet Technology Co. Ltd., Class A	11,400	26,442
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	79,800	56,657
Bilibili Inc., ADR(a)(c)	5,130	338,631
BOC Aviation Ltd.(b)	5,700	40,145
BOE Technology Group Co. Ltd., Class A	114,000	86,157
Bosideng International Holdings Ltd.	114,000	80,224
BYD Co. Ltd., Class A	3,900	186,972
BYD Co. Ltd., Class H	28,500	1,121,007
BYD Electronic International Co. Ltd.	29,500	109,136
Caitong Securities Co. Ltd., Class A	11,400	18,236
CanSino Biologics Inc., Class H(a)(b)	2,600	57,083
CGN Power Co. Ltd., Class H(b)	342,000	93,522
Changchun High & New Technology Industry Group Inc., Class A	810	36,025
Changjiang Securities Co. Ltd., Class A	28,500	32,132
Chaozhou Three-Circle Group Co. Ltd., Class A	5,700	37,358

Schedule of Investments (unaudited) (continued)	iShares® MSCI BRIC ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Baoan Group Co. Ltd., Class A	5,700	$15,756
China Bohai Bank Co. Ltd., Class H(b)	116,500	34,660
China Cinda Asset Management Co. Ltd., Class H	171,000	27,323
China CITIC Bank Corp. Ltd., Class H	228,000	97,858
China Communications Services Corp. Ltd., Class H	54,800	26,088
China Conch Venture Holdings Ltd.	57,000	278,612
China Construction Bank Corp., Class A	17,100	15,432
China Construction Bank Corp., Class H	3,021,370	1,968,743
China CSSC Holdings Ltd., Class A	5,700	21,452
China Eastern Airlines Corp. Ltd., Class A(a)	28,500	20,834
China Education Group Holdings Ltd.	31,000	57,025
China Everbright Bank Co. Ltd., Class A	91,200	47,916
China Everbright Bank Co. Ltd., Class H	57,000	19,590
China Everbright Environment Group Ltd.	114,000	75,403
China Evergrande Group(c)	63,000	18,501
China Feihe Ltd.(b)	116,000	155,175
China Galaxy Securities Co. Ltd., Class H	142,500	78,541
China Gas Holdings Ltd.	92,400	166,700
China Greatwall Technology Group Co. Ltd., Class A	11,400	25,184
China Hongqiao Group Ltd.	85,500	82,766
China Huarong Asset Management Co. Ltd., Class H(a)(b)(d)	448,000	43,950
China Huishan Dairy Holdings Co. Ltd.(d)	51,450	—
China International Capital Corp. Ltd., Class H(b)	45,600	110,313
China Jinmao Holdings Group Ltd.	172,000	52,481
China Jushi Co. Ltd., Class A	11,473	31,362
China Lesso Group Holdings Ltd.	57,000	82,777
China Life Insurance Co. Ltd., Class A	5,493	25,449
China Life Insurance Co. Ltd., Class H	228,000	374,983
China Literature Ltd.(a)(b)	11,400	79,581
China Longyuan Power Group Corp. Ltd., Class H	128,000	261,641
China Medical System Holdings Ltd.	57,000	93,354
China Mengniu Dairy Co. Ltd.	106,000	594,087
China Merchants Bank Co. Ltd., Class A	34,200	265,549
China Merchants Bank Co. Ltd., Class H	129,456	1,002,887
China Merchants Energy Shipping Co. Ltd., Class A	5,740	3,940
China Merchants Port Holdings Co. Ltd.	48,000	73,862
China Merchants Securities Co. Ltd., Class A	17,150	45,736
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	12,581	22,626
China Minsheng Banking Corp. Ltd., Class A	57,000	34,803
China Minsheng Banking Corp. Ltd., Class H	199,500	76,705
China Molybdenum Co. Ltd., Class A	28,500	26,376
China Molybdenum Co. Ltd., Class H	108,000	66,257
China National Building Material Co. Ltd., Class H	150,000	161,148
China National Chemical Engineering Co. Ltd., Class A	11,400	19,912
China National Nuclear Power Co. Ltd., Class A	34,200	36,607
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	5,700	47,987
China Oilfield Services Ltd., Class H	68,000	53,545
China Overseas Land & Investment Ltd.	142,800	328,291
China Pacific Insurance Group Co. Ltd., Class A	17,100	72,673
China Pacific Insurance Group Co. Ltd., Class H	79,800	231,469
China Petroleum & Chemical Corp., Class A	57,000	36,031
China Petroleum & Chemical Corp., Class H	798,600	348,117
China Power International Development Ltd.	114,000	58,008
China Railway Group Ltd., Class A	39,900	33,162
China Railway Group Ltd., Class H	114,000	54,197
China Renewable Energy Investment Ltd.(d)	7,709	—
China Resources Beer Holdings Co. Ltd.	38,000	311,701
Security	Shares	Value

China (continued)
China Resources Cement Holdings Ltd.	116,000	$84,436
China Resources Gas Group Ltd.	15,000	77,616
China Resources Land Ltd.	114,444	478,114
China Resources Mixc Lifestyle Services Ltd.(b)	12,000	59,208
China Resources Power Holdings Co. Ltd.	74,200	192,115
China Shenhua Energy Co. Ltd., Class A	17,100	52,545
China Shenhua Energy Co. Ltd., Class H	114,000	236,189
China Southern Airlines Co. Ltd., Class A(a)	45,600	43,684
China State Construction Engineering Corp. Ltd., Class A	102,600	74,628
China State Construction International Holdings Ltd.	18,000	18,200
China Suntien Green Energy Corp. Ltd., Class H	57,000	39,983
China Taiping Insurance Holdings Co. Ltd.	57,040	79,349
China Tourism Group Duty Free Corp. Ltd., Class A	4,000	129,250
China Tower Corp. Ltd., Class H(b)	1,254,000	158,723
China Traditional Chinese Medicine Holdings Co. Ltd.	114,000	54,968
China United Network Communications Ltd., Class A	57,000	34,738
China Vanke Co. Ltd., Class A	17,138	49,042
China Vanke Co. Ltd., Class H	51,301	116,385
China Yangtze Power Co. Ltd., Class A	39,956	122,570
China Zheshang Bank Co. Ltd., Class A	28,500	15,355
Chinasoft International Ltd.	114,000	189,545
Chindata Group Holdings Ltd., ADR(a)	1,653	15,637
Chongqing Changan Automobile Co. Ltd., Class A	11,440	31,137
Chongqing Zhifei Biological Products Co. Ltd., Class A	4,300	86,899
CIFI Ever Sunshine Services Group Ltd.	28,000	47,109
CIFI Holdings Group Co. Ltd.	114,000	62,131
CITIC Ltd.	191,000	172,048
CITIC Securities Co. Ltd., Class A	28,500	106,257
CITIC Securities Co. Ltd., Class H	57,000	135,514
Contemporary Amperex Technology Co. Ltd., Class A	5,700	608,446
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	22,770	61,897
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	113,849	194,036
COSCO SHIPPING Ports Ltd.	114,000	89,588
Country Garden Holdings Co. Ltd.	234,046	206,269
Country Garden Services Holdings Co. Ltd.	49,000	297,070
CRRC Corp. Ltd., Class A	45,600	43,620
CRRC Corp. Ltd., Class H	114,000	50,582
CSC Financial Co. Ltd., Class A	11,400	50,080
CSPC Pharmaceutical Group Ltd.	304,160	315,340
Dada Nexus Ltd., ADR(a)	2,280	41,200
Dali Foods Group Co. Ltd.(b)	85,500	44,954
Daqo New Energy Corp., ADR(a)	1,938	111,125
DHC Software Co. Ltd., Class A	28,500	32,436
DiDi Global Inc., ADR(a)(c)	9,633	73,500
Dongfang Electric Corp. Ltd., Class A	11,400	36,559
Dongfeng Motor Group Co. Ltd., Class H	114,000	105,830
Dongxing Securities Co. Ltd., Class A	11,499	21,590
Dongyue Group Ltd.	57,000	108,328
East Money Information Co. Ltd., Class A	22,812	123,983
ENN Energy Holdings Ltd.	23,500	439,994
ENN Natural Gas Co. Ltd., Class A	11,400	34,923
Eve Energy Co. Ltd., Class A	900	20,641
Everbright Securities Co. Ltd., Class A	11,497	26,053
Fangda Carbon New Material Co. Ltd., Class A	11,440	21,677
Far East Horizon Ltd.	61,000	52,958
Fiberhome Telecommunication Technologies Co. Ltd., Class A	5,700	15,888
First Capital Securities Co. Ltd., Class A	11,400	12,440
Flat Glass Group Co. Ltd., Class A	9,300	66,963

Schedule of Investments (unaudited) (continued)	iShares® MSCI BRIC ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Focus Media Information Technology Co. Ltd., Class A	39,939	$44,520
Foshan Haitian Flavouring & Food Co. Ltd., Class A	9,574	169,086
Fosun International Ltd.	85,500	93,309
Founder Securities Co. Ltd., Class A	34,299	41,654
Foxconn Industrial Internet Co. Ltd., Class A	22,800	39,983
Fujian Sunner Development Co. Ltd., Class A	5,700	19,636
Fuyao Glass Industry Group Co. Ltd., Class A	5,700	41,486
Fuyao Glass Industry Group Co. Ltd., Class H(b)	23,600	129,521
Ganfeng Lithium Co. Ltd., Class H(b)	11,400	220,331
GD Power Development Co. Ltd., Class A	34,200	13,645
GDS Holdings Ltd., ADR(a)	2,679	150,131
Geely Automobile Holdings Ltd.	171,000	505,034
GEM Co. Ltd., Class A	17,199	30,559
Gemdale Corp., Class A	11,400	17,906
Genscript Biotech Corp.(a)	42,000	220,688
GF Securities Co. Ltd., Class A	17,100	62,545
GF Securities Co. Ltd., Class H	22,800	39,723
GoerTek Inc., Class A	5,700	46,460
GOME Retail Holdings Ltd.(a)	405,400	35,260
Great Wall Motor Co. Ltd., Class A	11,400	107,034
Great Wall Motor Co. Ltd., Class H	85,500	355,264
Greenland Holdings Corp. Ltd., Class A	78	50
Greentown Service Group Co. Ltd.	56,000	53,716
Guangdong Haid Group Co. Ltd., Class A	5,700	57,481
Guangdong Investment Ltd.	114,000	151,747
Guanghui Energy Co. Ltd., Class A(a)	11,400	10,668
Guangzhou Automobile Group Co. Ltd., Class H	114,235	116,514
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	5,700	26,288
Guangzhou R&F Properties Co. Ltd., Class H(c)	45,600	24,680
Guosen Securities Co. Ltd., Class A	22,800	39,483
Guotai Junan Securities Co. Ltd., Class A	22,800	59,848
Guoyuan Securities Co. Ltd., Class A	16,920	19,765
Haidilao International Holding Ltd.(b)(c)	30,000	66,108
Haier Smart Home Co. Ltd., Class A	17,179	73,214
Haier Smart Home Co. Ltd., Class H	68,400	255,240
Haitian International Holdings Ltd.	28,000	77,343
Haitong Securities Co. Ltd., Class A	28,500	52,925
Haitong Securities Co. Ltd., Class H	68,400	57,430
Hangzhou Tigermed Consulting Co. Ltd., Class A	100	2,166
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	5,700	90,290
Hansoh Pharmaceutical Group Co. Ltd.(b)	50,000	102,489
Hello Group Inc., ADR	4,788	55,397
Henan Shuanghui Investment & Development Co. Ltd., Class A	11,400	51,007
Hengan International Group Co. Ltd.	28,500	137,635
Hengli Petrochemical Co. Ltd., Class A	17,100	56,840
HengTen Networks Group Ltd.(a)(c)	108,000	45,471
Hengyi Petrochemical Co. Ltd., Class A	13,530	22,284
Hesteel Co. Ltd., Class A	28,500	10,387
Hopson Development Holdings Ltd.	24,690	59,743
Huaan Securities Co. Ltd., Class A	34,260	27,365
Huadian Power International Corp. Ltd., Class A	17,100	9,750
Huadong Medicine Co. Ltd., Class A	5,700	30,394
Hualan Biological Engineering Inc., Class A	2,250	10,203
Huaneng Power International Inc., Class A	17,100	16,680
Huaneng Power International Inc., Class H(c)	114,000	50,891
Huatai Securities Co. Ltd., Class A	22,800	56,646
Huatai Securities Co. Ltd., Class H(b)	22,800	32,668
Huaxia Bank Co. Ltd., Class A	45,600	40,330
Security	Shares	Value

China (continued)
Huaxin Cement Co. Ltd., Class A	5,700	$15,920
Huayu Automotive Systems Co. Ltd., Class A	11,499	46,550
Huazhu Group Ltd., ADR(a)	5,871	232,022
Hunan Valin Steel Co. Ltd., Class A	17,100	13,407
Hundsun Technologies Inc., Class A	5,700	52,295
Iflytek Co. Ltd., Class A	5,729	48,517
I-Mab, ADR(a)	1,311	79,263
Industrial & Commercial Bank of China Ltd., Class A	114,000	81,861
Industrial & Commercial Bank of China Ltd., Class H	1,780,050	940,637
Industrial Bank Co. Ltd., Class A	39,900	112,540
Industrial Securities Co. Ltd., Class A	17,100	22,962
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	91,200	41,219
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	17,100	14,215
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	11,400	70,063
Innovent Biologics Inc.(a)(b)	28,500	251,780
Inspur Electronic Information Industry Co. Ltd., Class A	8,383	42,798
iQIYI Inc., ADR(a)	8,855	55,255
JA Solar Technology Co. Ltd., Class A	5,700	77,856
JD Health International Inc.(a)(b)	11,400	98,521
JD.com Inc., ADR(a)	28,110	2,364,332
Jiangsu Eastern Shenghong Co. Ltd., Class A	5,700	21,158
Jiangsu Expressway Co. Ltd., Class H	114,000	110,813
Jiangsu Hengrui Medicine Co. Ltd., Class A	13,968	110,332
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	2,900	79,107
Jiangsu Zhongtian Technology Co. Ltd., Class A	5,700	16,635
Jiangxi Copper Co. Ltd., Class H	36,000	57,852
Jiangxi Zhengbang Technology Co. Ltd., Class A	11,400	17,259
Jinke Properties Group Co. Ltd., Class A	5,700	3,680
Jinxin Fertility Group Ltd.(a)(b)	57,000	79,674
Jiumaojiu International Holdings Ltd.(b)	28,000	57,834
JOYY Inc., ADR	1,539	78,797
KE Holdings Inc., ADR(a)	11,115	222,411
Kingboard Holdings Ltd.	28,500	143,067
Kingboard Laminates Holdings Ltd.	28,500	49,972
Kingdee International Software Group Co. Ltd.(a)	89,000	267,120
Kingsoft Cloud Holdings Ltd., ADR(a)(c)	1,254	21,669
Kingsoft Corp. Ltd.	31,600	136,741
Kuaishou Technology(a)(b)	17,100	185,639
Kunlun Energy Co. Ltd.	114,000	107,215
Kweichow Moutai Co. Ltd., Class A	2,400	727,899
KWG Group Holdings Ltd.	28,500	21,134
LB Group Co. Ltd., Class A	5,700	25,033
Lee & Man Paper Manufacturing Ltd.	57,000	39,122
Lenovo Group Ltd.	228,000	233,474
Lens Technology Co. Ltd., Class A	17,100	56,216
Lepu Medical Technology Beijing Co. Ltd., Class A	5,700	19,880
Li Auto Inc., ADR(a)(c)	17,556	622,185
Li Ning Co. Ltd.	71,000	803,052
Lingyi iTech Guangdong Co., Class A(a)	45,600	48,474
Longfor Group Holdings Ltd.(b)	57,000	270,566
LONGi Green Energy Technology Co. Ltd., Class A	11,820	163,705
Luxshare Precision Industry Co. Ltd., Class A	17,602	109,420
Luzhou Laojiao Co. Ltd., Class A	2,800	101,533
Mango Excellent Media Co. Ltd., Class A	5,700	39,023
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	22,853	26,778
Meituan, Class B(a)(b)	131,100	3,984,692
Metallurgical Corp. of China Ltd., Class A	34,200	20,368
Microport Scientific Corp.	22,800	94,761

Schedule of Investments (unaudited) (continued)	iShares® MSCI BRIC ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Ming Yuan Cloud Group Holdings Ltd.	15,000	$42,757
Minth Group Ltd.	32,000	148,619
Muyuan Foods Co. Ltd., Class A	11,178	91,551
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	2,535	16,571
Nanjing Securities Co. Ltd., Class A	11,400	17,032
NARI Technology Co. Ltd., Class A	13,920	90,445
National Silicon Industry Group Co. Ltd., Class A(a)	12,177	56,572
NavInfo Co. Ltd., Class A(a)	5,708	13,993
NetEase Inc., ADR	13,075	1,408,570
New China Life Insurance Co. Ltd., Class A	5,700	33,838
New China Life Insurance Co. Ltd., Class H	17,100	45,679
New Hope Liuhe Co. Ltd., Class A(a)	11,400	25,698
New Oriental Education & Technology Group Inc., ADR(a)	46,630	103,052
Nine Dragons Paper Holdings Ltd.	57,000	63,580
Ningxia Baofeng Energy Group Co. Ltd., Class A	11,400	29,080
NIO Inc., ADR(a)	43,263	1,692,881
Noah Holdings Ltd., ADR(a)	798	29,071
Nongfu Spring Co. Ltd., Class H(b)	57,000	327,108
Offshore Oil Engineering Co. Ltd., Class A	5,724	3,858
OFILM Group Co. Ltd., Class A	17,100	23,529
Orient Securities Co. Ltd., Class A	17,100	37,732
Pacific Securities Co. Ltd. (The), Class A(a)	22,800	11,364
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	28,500	16,897
People's Insurance Co. Group of China Ltd. (The), Class A	51,300	37,462
People's Insurance Co. Group of China Ltd. (The), Class H	114,000	33,309
Perfect World Co. Ltd., Class A	8,950	26,486
PetroChina Co. Ltd., Class A	28,500	21,025
PetroChina Co. Ltd., Class H	570,000	246,815
Pharmaron Beijing Co. Ltd., Class H(b)	5,700	117,599
PICC Property & Casualty Co. Ltd., Class H	228,322	195,202
Pinduoduo Inc., ADR(a)	13,851	921,091
Ping An Bank Co. Ltd., Class A	34,200	93,604
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	17,700	66,642
Ping An Insurance Group Co. of China Ltd., Class A	22,800	172,550
Ping An Insurance Group Co. of China Ltd., Class H	200,000	1,386,448
Poly Developments and Holdings Group Co. Ltd., Class A	17,100	37,187
Postal Savings Bank of China Co. Ltd., Class A	51,300	40,934
Postal Savings Bank of China Co. Ltd., Class H(b)	285,000	193,070
Power Construction Corp. of China Ltd., Class A	34,200	35,293
RiseSun Real Estate Development Co. Ltd., Class A	5,700	3,704
RLX Technology Inc., ADR(a)	19,608	80,589
Rongsheng Petrochemical Co. Ltd., Class A	31,850	81,142
SAIC Motor Corp. Ltd., Class A	17,100	53,593
Sanan Optoelectronics Co. Ltd., Class A	11,494	63,430
Sany Heavy Equipment International Holdings Co. Ltd.	57,000	59,281
Sany Heavy Industry Co. Ltd., Class A	17,153	59,115
SDIC Capital Co. Ltd., Class A	17,104	21,471
SDIC Power Holdings Co. Ltd., Class A	22,899	35,718
Sealand Securities Co. Ltd., Class A	45,700	27,951
Seazen Group Ltd.	114,000	81,755
SF Holding Co. Ltd., Class A	11,400	109,623
Shaanxi Coal Industry Co. Ltd., Class A	22,805	42,665
Shandong Gold Mining Co. Ltd., Class A	8,180	24,624
Shandong Gold Mining Co. Ltd., Class H(b)(c)	28,500	51,350
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	7,740	35,887
Security	Shares	Value

China (continued)
Shandong Nanshan Aluminum Co. Ltd., Class A	34,200	$23,603
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	68,400	96,244
Shanghai Baosight Software Co. Ltd., Class A	90	937
Shanghai Baosight Software Co. Ltd., Class B	11,400	55,529
Shanghai Construction Group Co. Ltd., Class A	17,100	8,323
Shanghai Electric Group Co. Ltd., Class A	57,000	43,243
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	5,700	50,137
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	23,000	118,841
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B.	34,276	31,054
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	11,400	32,963
Shanghai Pharmaceuticals Holding Co. Ltd., Class H.	28,500	51,965
Shanghai Pudong Development Bank Co. Ltd., Class A	62,700	83,714
Shanghai RAAS Blood Products Co. Ltd., Class A	33,900	34,913
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	5,700	8,554
Shanxi Coking Coal Energy Group Co. Ltd., Class A	15,300	19,178
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	52	88
Shanxi Meijin Energy Co. Ltd., Class A(a)	11,400	24,177
Shanxi Securities Co. Ltd., Class A	16,860	16,725
Shanxi Taigang Stainless Steel Co. Ltd., Class A	17,100	19,093
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	2,360	115,749
Shenergy Co. Ltd., Class A	22,800	22,081
Shenghe Resources Holding Co. Ltd., Class A	5,700	19,877
Shengyi Technology Co. Ltd., Class A	5,700	21,095
Shenwan Hongyuan Group Co. Ltd., Class A	51,394	40,732
Shenzhen Energy Group Co. Ltd., Class A	12,820	16,066
Shenzhen Inovance Technology Co. Ltd., Class A	5,797	59,941
Shenzhen International Holdings Ltd.	28,500	31,085
Shenzhen Kaifa Technology Co. Ltd., Class A	5,700	13,844
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	3,100	175,309
Shenzhen Overseas Chinese Town Co. Ltd., Class A	39,900	36,970
Shenzhen Transsion Holding Co. Ltd., Class A	1,079	28,351
Shenzhou International Group Holdings Ltd.	22,800	428,135
Shimao Group Holdings Ltd.	28,500	32,846
Sichuan Chuantou Energy Co. Ltd., Class A	5,705	10,233
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	11,400	33,963
Sichuan Road & Bridge Co. Ltd., Class A	5,620	10,593
Sinolink Securities Co. Ltd., Class A	5,700	9,492
Sinopec Shanghai Petrochemical Co. Ltd., Class A	22,800	16,450
Sinopharm Group Co. Ltd., Class H	45,600	99,099
Sinotruk Hong Kong Ltd.	28,500	42,176
Smoore International Holdings Ltd.(b)	57,000	339,795
Songcheng Performance Development Co. Ltd., Class A	11,380	23,546
SooChow Securities Co. Ltd., Class A	17,040	23,360
Southwest Securities Co. Ltd., Class A	34,200	26,034
Sun Art Retail Group Ltd.	57,000	23,051
Sunac China Holdings Ltd.	57,000	102,220
Sunac Services Holdings Ltd.(a)(b)	24,000	37,942
Sungrow Power Supply Co. Ltd., Class A	5,700	144,575
Suning.com Co. Ltd., Class A(a)	22,800	13,788
Sunny Optical Technology Group Co. Ltd.	22,900	689,766
Sunwoda Electronic Co. Ltd., Class A	5,700	47,407
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	5,700	21,386
TAL Education Group, ADR(a)	13,281	68,796
TBEA Co. Ltd., Class A	5,700	20,493

Schedule of Investments (unaudited) (continued)	iShares® MSCI BRIC ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
TCL Technology Group Corp., Class A	51,300	$49,409
Tencent Holdings Ltd.	182,400	10,637,396
Tencent Music Entertainment Group, ADR(a)	21,147	152,047
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	11,400	80,804
Tianma Microelectronics Co. Ltd., Class A	28,500	55,992
Tianshui Huatian Technology Co. Ltd., Class A	22,800	49,391
Tingyi Cayman Islands Holding Corp.	64,000	123,642
Tongcheng-Elong Holdings Ltd.(a)	45,600	93,907
TongFu Microelectronics Co. Ltd., Class A	11,400	39,005
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	5,700	9,890
Tongling Nonferrous Metals Group Co. Ltd., Class A	34,200	18,438
Tongwei Co. Ltd., Class A	11,495	80,992
Topsports International Holdings Ltd.(b)	57,000	66,278
Transfar Zhilian Co. Ltd., Class A	17,100	24,443
TravelSky Technology Ltd., Class H	30,000	49,552
Trip.com Group Ltd., ADR(a)	15,732	432,630
Tsingtao Brewery Co. Ltd., Class H	16,000	129,335
Uni-President China Holdings Ltd.	57,000	55,923
Unisplendour Corp. Ltd., Class A	8,180	33,165
Venus MedTech Hangzhou Inc., Class H(a)(b)	8,500	42,447
Vipshop Holdings Ltd., ADR(a)	14,934	145,905
Vnet Group Inc., ADR(a)	2,166	21,054
Walvax Biotechnology Co. Ltd., Class A	5,700	61,434
Wanhua Chemical Group Co. Ltd., Class A	6,400	95,887
Want Want China Holdings Ltd.	114,000	96,229
Weibo Corp., ADR(a)	1,653	65,806
Weichai Power Co. Ltd., Class A	13,400	32,544
Weichai Power Co. Ltd., Class H	57,100	101,270
Weimob Inc.(a)(b)	57,000	68,476
Wens Foodstuffs Group Co. Ltd., Class A(a)	14,240	35,642
Western Securities Co. Ltd., Class A	34,200	41,956
Wharf Holdings Ltd. (The)	57,000	199,186
Will Semiconductor Co. Ltd. Shanghai, Class A	2,500	107,346
Wingtech Technology Co. Ltd., Class A	3,000	57,692
Winning Health Technology Group Co. Ltd., Class A	5,750	14,210
Wuhan Guide Infrared Co. Ltd., Class A	5,700	21,783
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	5,700	21,067
Wuliangye Yibin Co. Ltd., Class A	9,200	315,259
WUS Printed Circuit Kunshan Co. Ltd., Class A	17,160	40,978
WuXi AppTec Co. Ltd., Class A	5,728	129,636
WuXi AppTec Co. Ltd., Class H(b)	11,487	254,496
Wuxi Biologics Cayman Inc., New(a)(b)	115,000	1,551,325
XCMG Construction Machinery Co. Ltd., Class A	39,400	36,671
Xiamen C & D Inc., Class A	28,500	36,091
Xiaomi Corp., Class B(a)(b)	456,000	1,134,278
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	11,453	32,968
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	23,434	51,361
Xinyi Solar Holdings Ltd.	156,000	286,866
XPeng Inc., ADR(a)	12,141	667,755
Yadea Group Holdings Ltd.(b)	52,000	92,935
Yanzhou Coal Mining Co. Ltd., Class A	5,700	20,341
Yanzhou Coal Mining Co. Ltd., Class H	58,000	90,811
Yihai International Holding Ltd.	19,000	101,940
Yihai Kerry Arawana Holdings Co. Ltd., Class A	5,700	55,080
Yonghui Superstores Co. Ltd., Class A	22,893	13,946
Yonyou Network Technology Co. Ltd., Class A	10,230	52,289
Youngor Group Co. Ltd., Class A	5,700	5,855
Security	Shares	Value

China (continued)
Yum China Holdings Inc.	13,395	$671,089
Yunda Holding Co. Ltd., Class A	7,830	24,385
Yunnan Baiyao Group Co. Ltd., Class A	5,720	79,421
Yutong Bus Co. Ltd., Class A	17,100	29,653
Zai Lab Ltd., ADR(a)	2,394	165,784
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,400	98,476
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	11,400	13,125
Zhejiang Chint Electrics Co. Ltd., Class A	5,700	46,313
Zhejiang Dahua Technology Co. Ltd., Class A	11,400	43,871
Zhejiang Expressway Co. Ltd., Class H	114,000	107,451
Zhejiang Huayou Cobalt Co. Ltd., Class A	5,700	115,853
Zhejiang Juhua Co. Ltd., Class A	5,700	11,820
Zhejiang Longsheng Group Co. Ltd., Class A	22,800	44,801
Zhejiang NHU Co. Ltd., Class A	8,536	38,847
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	13,530	49,547
Zheshang Securities Co. Ltd., Class A	11,400	22,251
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	17,100	58,279
Zhongjin Gold Corp. Ltd., Class A	22,800	29,904
Zhongsheng Group Holdings Ltd.	28,500	233,438
Zhongtai Securities Co. Ltd., NVS	11,400	18,622
Zhuzhou CRRC Times Electric Co. Ltd.	17,100	112,244
Zijin Mining Group Co. Ltd., Class A	17,100	27,459
Zijin Mining Group Co. Ltd., Class H	231,000	306,525
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	28,600	31,481
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	45,600	29,873
ZTE Corp., Class A	5,700	27,507
ZTE Corp., Class H	22,848	61,986
ZTO Express Cayman Inc., ADR	13,623	430,623
		82,656,325
Cyprus — 0.1%
Ozon Holdings PLC, ADR(a)	1,881	76,662

Hong Kong — 0.3%
China Youzan Ltd.(a)	456,000	40,631
Hutchmed China Ltd., ADR(a)	2,622	88,781
Sino Biopharmaceutical Ltd.	302,000	220,775
Yuexiu Property Co. Ltd.	50,400	47,045
		397,232
India — 22.6%
ACC Ltd.	2,451	74,422
Adani Enterprises Ltd.	8,226	181,725
Adani Green Energy Ltd.(a)	12,719	218,898
Adani Ports & Special Economic Zone Ltd.	15,561	141,621
Adani Total Gas Ltd.	8,664	184,440
Adani Transmission Ltd.(a)	8,664	206,427
Ambuja Cements Ltd.	22,290	111,055
Apollo Hospitals Enterprise Ltd.	3,306	249,925
Asian Paints Ltd.	12,654	529,524
Aurobindo Pharma Ltd.	8,835	77,568
Avenue Supermarts Ltd.(a)(b)	5,130	321,256
Axis Bank Ltd.(a)	71,364	621,485
Bajaj Auto Ltd.	1,995	86,120
Bajaj Finance Ltd.	8,664	807,032
Bajaj Finserv Ltd.	1,254	287,735
Balkrishna Industries Ltd.	2,907	84,097
Bandhan Bank Ltd.(b)	20,634	74,649
Berger Paints India Ltd.	11,628	116,307

Schedule of Investments (unaudited) (continued)	iShares® MSCI BRIC ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Bharat Electronics Ltd.	39,403	$106,851
Bharat Forge Ltd.	7,439	68,680
Bharat Petroleum Corp. Ltd.	24,681	121,404
Bharti Airtel Ltd.(a)	77,762	753,593
Biocon Ltd.(a)	17,400	83,510
Britannia Industries Ltd.	3,192	150,711
Cholamandalam Investment and Finance Co. Ltd.	13,267	97,095
Cipla Ltd.	14,250	184,091
Coal India Ltd.	36,433	73,626
Colgate-Palmolive India Ltd.	2,679	51,108
Container Corp. of India Ltd.	10,426	85,974
Dabur India Ltd.	16,644	131,759
Divi's Laboratories Ltd.	3,990	259,233
DLF Ltd.	28,443	141,673
Dr. Reddy's Laboratories Ltd.	3,477	216,740
Eicher Motors Ltd.	3,819	120,225
GAIL India Ltd.	48,735	84,161
Godrej Consumer Products Ltd.(a)	11,286	138,395
Godrej Properties Ltd.(a)	4,902	130,239
Grasim Industries Ltd.	8,094	179,239
Havells India Ltd.	8,265	149,202
HCL Technologies Ltd.	34,099	516,476
HDFC Asset Management Co. Ltd.(b)	1,539	51,419
HDFC Life Insurance Co. Ltd.(b)	26,847	243,275
Hero MotoCorp Ltd.	3,534	115,285
Hindalco Industries Ltd.	50,616	277,727
Hindustan Petroleum Corp. Ltd.	19,551	76,819
Hindustan Unilever Ltd.	25,707	793,223
Housing Development Finance Corp. Ltd.	54,435	1,937,500
ICICI Bank Ltd.	163,077	1,541,479
ICICI Lombard General Insurance Co. Ltd.(b)	7,011	133,982
ICICI Prudential Life Insurance Co. Ltd.(b)	10,830	85,413
Indian Oil Corp. Ltd.	57,000	89,931
Indian Railway Catering & Tourism Corp.	7,638	80,814
Indraprastha Gas Ltd.	12,476	80,460
Indus Towers Ltd.	22,287	84,333
Info Edge India Ltd.	2,508	193,762
Infosys Ltd.	107,901	2,454,315
InterGlobe Aviation Ltd.(a)(b)	2,964	75,118
ITC Ltd.	94,278	277,017
JSW Steel Ltd.	26,619	214,677
Jubilant Foodworks Ltd.	2,394	116,562
Kotak Mahindra Bank Ltd.	17,442	455,549
Larsen & Toubro Infotech Ltd.(b)	1,770	160,091
Larsen & Toubro Ltd.	21,147	497,152
Lupin Ltd.	6,840	80,467
Mahindra & Mahindra Ltd.	27,132	301,545
Marico Ltd.	12,768	91,507
Maruti Suzuki India Ltd.	4,332	407,801
Mindtree Ltd.	2,223	128,038
Motherson Sumi Systems Ltd.	41,040	114,550
Mphasis Ltd.	2,736	105,401
MRF Ltd.	81	80,367
Muthoot Finance Ltd.	4,275	81,098
Nestle India Ltd.	1,026	261,340
NTPC Ltd.	147,744	249,679
Oil & Natural Gas Corp. Ltd.	83,505	156,655
Page Industries Ltd.	171	87,393
Petronet LNG Ltd.	20,520	60,025
PI Industries Ltd.	2,736	104,314
Security	Shares	Value

India (continued)
Pidilite Industries Ltd.	5,643	$165,669
Piramal Enterprises Ltd.	3,819	122,684
Power Grid Corp. of India Ltd.	97,968	269,332
Reliance Industries Ltd.	90,288	2,886,876
SBI Cards & Payment Services Ltd.(a)	7,626	96,193
SBI Life Insurance Co. Ltd.(b)	13,168	203,496
Shree Cement Ltd.	342	118,873
Shriram Transport Finance Co. Ltd.	6,270	117,477
Siemens Ltd.	3,047	87,191
SRF Ltd.	4,617	123,230
State Bank of India	56,088	343,121
Sun Pharmaceutical Industries Ltd.	25,656	257,217
Tata Consultancy Services Ltd.	29,184	1,371,567
Tata Consumer Products Ltd.	18,867	195,654
Tata Motors Ltd.(a)	52,841	322,690
Tata Power Co. Ltd. (The)	46,740	134,836
Tata Steel Ltd.	22,857	324,323
Tech Mahindra Ltd.	20,235	414,442
Titan Co. Ltd.	10,545	333,144
Torrent Pharmaceuticals Ltd.	2,052	82,972
Trent Ltd.	6,099	82,365
UltraTech Cement Ltd.	3,078	303,968
United Spirits Ltd.(a)	9,063	106,489
UPL Ltd.	18,069	164,145
Vedanta Ltd.	37,527	168,067
Wipro Ltd.	43,092	363,202
Yes Bank Ltd.(a)	454,720	74,745
Zomato Ltd.(a)	52,497	106,562
		29,904,884
Russia — 6.8%
Alrosa PJSC	83,790	145,661
Gazprom PJSC	380,194	1,706,028
Inter RAO UES PJSC	1,065,900	61,524
LUKOIL PJSC	13,167	1,160,077
Magnit PJSC, GDR(e)	10,659	164,324
Mail.Ru Group Ltd., GDR(a)(e)	4,446	75,171
MMC Norilsk Nickel PJSC	1,995	578,185
Mobile TeleSystems PJSC, ADR	11,343	90,857
Moscow Exchange MICEX-RTS PJSC	41,040	83,891
Novatek PJSC, GDR(e)	2,917	636,344
Novolipetsk Steel PJSC	47,310	137,783
PhosAgro PJSC, GDR(e)	4,421	97,527
Polymetal International PLC	11,400	213,349
Polyus PJSC	1,083	211,104
Rosneft Oil Co. PJSC	37,278	283,610
Sberbank of Russia PJSC	339,720	1,449,578
Severstal PAO	6,669	141,412
Surgutneftegas PJSC	216,610	107,372
Tatneft PJSC	44,650	285,615
TCS Group Holding PLC, GDR(e)	3,884	379,095
United Co. RUSAL International PJSC(a)	95,760	89,442
VTB Bank PJSC	120,330,001	77,292
X5 Retail Group NV, GDR(e)	3,192	89,634
Yandex NV, Class A(a)	9,690	700,837
		8,965,712

Total Common Stocks — 97.8%
(Cost: $128,113,908)		129,390,882

Schedule of Investments (unaudited) (continued)	iShares® MSCI BRIC ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Brazil — 1.9%
Alpargatas SA, Preference Shares, NVS	5,700	$39,633
Banco Bradesco SA, Preference Shares, NVS	153,729	544,437
Bradespar SA, Preference Shares, NVS	7,496	66,335
Braskem SA, Class A, Preference Shares, NVS(a)	7,980	71,044
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	4,065	23,174
Cia. Energetica de Minas Gerais, Preference Shares, NVS	33,210	77,621
Gerdau SA, Preference Shares, NVS	37,563	172,386
Itau Unibanco Holding SA, Preference Shares, NVS	154,755	616,064
Itausa SA, Preference Shares, NVS	127,452	219,227
Petroleo Brasileiro SA, Preference Shares, NVS	149,568	782,978
		2,612,899
Russia — 0.1%
Surgutneftegas PJSC, Preference Shares, NVS	193,800	98,038

Total Preferred Stocks — 2.0%
(Cost: $2,271,613)		2,710,937

Rights

Cayman Islands — 0.0%
CIFI Holdings Group Co. Ltd. (Expires 12/20/21)(a)	5,700	183

Total Rights — 0.0%
(Cost: $0)		183
Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(f)(g)(h)	1,714,468	$1,715,154

Total Short-Term Investments — 1.3%
(Cost: $1,714,372)		1,715,154

Total Investments in Securities — 101.1%
(Cost: $132,099,893)		133,817,156

Other Assets, Less Liabilities — (1.1)%		(1,447,077)

Net Assets — 100.0%		$132,370,079

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,056,503	$—	$(340,930	)(a)	$(344	$(75)	$1,715,154	1,714,468	$6,898	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	520,000	—	(520,000	)(a)	—	—	—	—	20		—
					$(344)	$(75)	$1,715,154		$6,918		$—
(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited) (continued)	iShares® MSCI BRIC ETF
November 30, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Free Index	1	12/17/21	$47	$(2,360)
MSCI Emerging Markets Index	3	12/17/21	182	(8,315)
				$(10,675)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1.–.Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$22,985,775	$106,361,157	$43,950	$129,390,882
Preferred Stocks	2,612,899	98,038	—	2,710,937
Rights	—	183	—	183
Money Market Funds	1,715,154	—	—	1,715,154
	$27,313,828	$106,459,378	$43,950	$133,817,156
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(8,315)	$(2,360)	$—	$(10,675)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company